Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2018